CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash in bank		$ 15,185	$ 5,499
Short-term bank deposits	[1]		2,007
Cash and cash equivalents		$ 15,185	$ 7,506	$ 11,746	$ 4,163
Interest rate on deposits			2.17%

[1]	The short-term bank deposit as of December 31, 2018 was in U.S. dollar and bear an annual interest rate of 2.17%.